Equity accounted investees (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Equity accounted investees
Investment in joint venture at beginning of period	$ 34	$ 32
Additions			$ 32
Foreign exchange on translation	(6)	2
Investment in joint venture at end of period	$ 28	$ 34	$ 32